Securities Act Registration No. 333-138079

Investment Company Act Registration No. 811-21966

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. ___

☐

Post-Effective Amendment No. 12

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 13

☒

 (Check appropriate box or boxes.)

CAMCO Investors Trust

(Exact Name of Registrant as Specified in Charter)

116 S. Stewart Street, Winchester, VA  22601

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:   (800) 727-1007

Dennis M. Connor

116 S. Stewart Street, Winchester, VA  22601

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio  43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On May 1, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 7th day of May, 2013.

CAMCO Investors Trust

By:_/s/JoAnn M. Strasser____

      JoAnn M. Strasser

      Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Dennis M. Connor*

President (Principal Executive Officer) and Trustee

Paul Berghaus*

Treasurer (Principal Financial/ Principal Accounting Officer)

Col. Richard Bruss*

Trustee

Charles J. Bailey*

Trustee

Gary Comparetto*

Trustee

*By:_/s/JoAnn M. Strasser___

                                     JoAnn M. Strasser

        Attorney-in-Fact

        May 7, 2013

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase